Expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Expenses
Expenses:

For the years ended December 31	2019	2018
		(As restated - note 25)
Cost of sales	$2,570,840	$3,128,237
Selling and distribution	498,738	464,474
Administrative expenses	74,486	60,367
Total expenses by function	$3,144,064	$3,653,078

Cost of raw materials and purchased methanol	$2,169,027	$2,742,370
Ocean freight and other logistics	334,650	399,293
Employee expenses, including share-based compensation	184,171	182,519
Other expenses	112,089	83,593
Cost of sales and operating expenses [1]	2,799,937	3,407,775
Depreciation and amortization	344,127	245,303
Total expenses by nature	$3,144,064	$3,653,078

[1]	Cost of sales and operating expenses for 2018 has been restated. Refer to note 25 for more information.

For the year ended December 31, 2019 we recorded a share-based compensation recovery of $4.0 million (2018 - recovery of $6.3 million), the majority of which is included in administrative expenses for the total expenses by function presentation above.
Included in cost of sales is $359 million (2018 - $512 million) of cost of sales which are recognized as sales to Methanex in our Atlas equity investee’s statements of income.